STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Merger with Cerro Mining Corporation	Founders	Ives Health Company	The Health Club	Payment of Ives Debt	Related party Promissory Notes	Service	Convertible Debentures	Cash	Payment of Debt	MPI settlement costs	Indemnification Cost	Joint Venture	Common Shares	Preferred Shares	Clear Image Shareholders under Short Form Merger	Unexercised options	Issuance During Period 1st Third Party	Issuance During Period 2nd Third Party	Preferred Shares	Preferred Shares	Common Shares	Common Shares Merger with Cerro Mining Corporation	Common Shares Founders	Common Shares Ives Health Company	Common Shares The Health Club	Common Shares Payment of Ives Debt	Common Shares Related party Promissory Notes	Common Shares Service	Common Shares Convertible Debentures	Common Shares Cash	Common Shares Subscription Receivable	Common Shares Payment of Debt	Common Shares MPI settlement costs	Common Shares Indemnification Cost	Common Shares Joint Venture	Common Shares	Common Shares Clear Image Shareholders under Short Form Merger	Common Shares Issuance During Period 1st Third Party	Common Shares Issuance During Period 2nd Third Party	Paid-In Capital	Paid-In Capital Merger with Cerro Mining Corporation	Paid-In Capital Ives Health Company	Paid-In Capital The Health Club	Paid-In Capital Payment of Ives Debt	Paid-In Capital Related party Promissory Notes	Paid-In Capital Service	Paid-In Capital Convertible Debentures	Paid-In Capital Cash	Paid-In Capital Subscription Receivable	Paid-In Capital Payment of Debt	Paid-In Capital MPI settlement costs	Paid-In Capital Indemnification Cost	Paid-In Capital Joint Venture	Paid-In Capital Common Shares	Paid-In Capital Preferred Shares	Paid-In Capital Clear Image Shareholders under Short Form Merger	Paid-In Capital Unexercised options	Paid-In Capital Issuance During Period 1st Third Party	Paid-In Capital Issuance During Period 2nd Third Party	Deficit Accumulated during the Development Stage	Subscription Receivable	Subscription Receivable
Beginning Balance at Aug. 15, 1996
Subscriptions Receivable (in shares)																							52,757
Subscriptions Receivable	$ (69,800)																						$ 53																			$ 69,747
Stock issued (in shares)																									7,000,000				64,500	90,499										578,000	218,569
Stock issued			7,000				129,000	173,427											574,477	353,720					7,000				65	90										578	219						128,935	173,337												573,899	353,501
Stock issued (in shares)																								531,000
Stock issued		300																						531																			(231)
Stock issued (in shares)																										311,240	35,000
Stock issued				311,261	35,000																					311	35																	310,951	34,965
Stock Issued in Conversion of debt (in shares)																												18,513			102,673
Stock Issued in Conversion of debt						27,000			75,000																			19			103															26,981			74,897
Net Income (Loss)	(795,376)																																																													(795,376)
Ending Balance at Dec. 31, 1997	890,808																						9,003																			1,746,982																				(795,376)	(69,800)
Ending Balance (in shares) at Dec. 31, 1997																							9,002,751
Certificates canceled:	(40,265)																						(92)																			(40,173)
Stock issued (in shares)																													350,000	988,007		50,000
Stock issued							350	574,549		91,000																			350	988		50																573,560		90,950
Certificates canceled: (in shares)																													(91,572)
Options exercised (in shares)																														24,133		545,867
Options exercised								18,100		359,900																				24		546																18,076		359,354
Stock Issued in Conversion of debt (in shares)																												44,827			548,574
Stock Issued in Conversion of debt						55,000			275,000																			45			549															54,955			274,451
Value of Services Contributed by Officer and Employees	114,154																						114,154
Compensation Cost for Stock options Granted to Non-Employees	918,187																																									918,187
Cancellation of Subscriptions Receivable from related party	69,800																																																														69,800
Net Income (Loss)	(2,584,383)																																																													(2,584,383)
Ending Balance at Dec. 31, 1998	742,201																						11,463																			4,110,497																				(3,379,759)	0
Ending Balance (in shares) at Dec. 31, 1998																							11,462,587
Stock issued (in shares)																														164,069		390,693
Stock issued								166,743		342,424																				164		390																166,579		342,034
Less: Issue Costs	(16,743)																																									(16,743)
Options exercised (in shares)																							300,000
Options exercised	150,000																						300																			149,700
Value of Services Contributed by Officer and Employees	280,000																																									280,000
Compensation Cost for Stock options Granted to Non-Employees	89,728																																									89,728
Net Income (Loss)	(4,014,555)																																									(1,014,555)
Ending Balance at Dec. 31, 1999	739,798																						12,317																			5,121,795																				(4,394,314)	0
Ending Balance (in shares) at Dec. 31, 1999																							12,317,349
Stock issued (in shares)																							862,776
Stock issued	250,388																						863																			249,525
Less: Issue Costs	405,000																																									405,000
Net Income (Loss)	(1,347,859)																																																													(1,347,859)
Ending Balance at Dec. 31, 2000	47,327																						13,180																			5,776,320																				(5,742,173)	0
Ending Balance (in shares) at Dec. 31, 2000																							13,180,125
Stock issued (in shares)																														450,000		6,558,333	3,650,000	50,000
Stock issued								422,450		1,604,700	7,500																			450		6,558	3,650	50														422,000		1,598,142	543,850	7,450												(547,500)
Less: Issue Costs	(85,575)																																									(85,575)
Compensation cost of stock issued and options granted for services (in shares)																							200,000
Compensation cost of stock issued and options granted for services	1,487,700																						200																			1,487,500
Compensation Cost of stock issued and options granted for services to be amortized	(1,048,754)																																									(1,048,754)
Net Income (Loss)	(2,199,085)																																									(2,199,085)
Ending Balance at Dec. 31, 2001	236,263																						24,088																			8,700,933																				(7,941,258)	(547,500)
Ending Balance (in shares) at Dec. 31, 2001																							24,088,458
Stock issued (in shares)																							3,625,000
Stock issued	362,500																						3,625																			358,875
Options exercised (in shares)																							2,006,822
Options exercised																							2,007																			(2,007)
Payment towards Stock Subscriptions	102,803																																																														102,803
Amortized compensation cost of stock issued and options granted for services	759,795																																									759,795
Compensation cost of stock issued and options granted for services (in shares)																							1,200,000
Compensation cost of stock issued and options granted for services	324,500																						1,200																			323,300
Net Income (Loss)	(1,933,676)																																																													(1,933,676)
Ending Balance at Dec. 31, 2002	(147,815)																						30,920																			10,140,896																				(9,874,934)	(444,697)
Ending Balance (in shares) at Dec. 31, 2002																							30,920,280
Payment towards Stock Subscriptions	69,201																																																													69,201
Amortized compensation cost of stock issued and options granted for services	288,959																																									288,959
Compensation cost of stock issued and options granted for services (in shares)																							7,000,000
Compensation cost of stock issued and options granted for services	140,000																						7,000																			133,000
Stock issued and options granted for services (in shares)																																			1,140,000	4,000,000
Stock issued and options granted for services												140,700	80,000																						1,140	4,000																	139,560	76,000
Net Income (Loss)	(1,391,519)																																																													(1,391,518)
Ending Balance at Dec. 31, 2003	(820,473)																						43,060																			10,778,415																				(11,266,452)	(375,496)
Ending Balance (in shares) at Dec. 31, 2003																							43,060,280
Stock issued (in shares)																														32,850,000		100,000
Stock issued								914,000		5,000																				32,850		100																881,150		4,900
Options exercised (in shares)																							5,866,000
Options exercised	254,100																						5,866																			248,234
Exercise of Warrants (in shares)																							1,462,000
Exercise of Warrants	72,100																						1,462																			71,638																					(1,000)
Payment towards Stock Subscriptions	18,750																																																														18,750
Net Income (Loss)	(1,552,008)																																																													(1,552,008)
Ending Balance at Dec. 31, 2004	(1,108,531)																						83,338																			11,984,337																				(12,818,460)	(357,746)
Ending Balance (in shares) at Dec. 31, 2004																							83,338,280
Stock issued (in shares)																														21,250,000		13,039,187	5,200,000
Stock issued								476,500		290,700																				21,250		13,039	5,200															455,250		277,661	28,800													(34,000)
Options exercised (in shares)																							1,800,000
Options exercised	45,000																						1,800																			43,200
Stock issued (in shares)																																					5,833,331
Stock issued														137,833																							5,833																		132,000
Value of warrants granted pursuant to Joint Venture	499,733																																									499,733
Reclassification of receivables against amounts owed	357,746																																																														357,746
Issuance of options								130,900																																								130,900
Net Income (Loss)	(1,310,783)																																																													(1,310,783)
Ending Balance at Dec. 31, 2005	(480,902)																						130,460																			13,551,881																				(14,129,243)	(34,000)
Ending Balance (in shares) at Dec. 31, 2005																							130,460,798
Stock issued (in shares)																						1,000,000																5,500,000
Stock issued															107,500	19,000						1,000																5,500																		102,000	19,000
Options exercised (in shares)																														1,000,000		3,000,000
Options exercised								1,000		75,000																				1,000		3,000																		72,000
Exercise of Warrants (in shares)																							6,000,000
Exercise of Warrants																							6,000
Payment towards Stock Subscriptions	34,000																																																														34,000
Capital contributed by shareholder	3,000																																									3,000
Cancellation of Joint Venture with Globe	(625,066)																																									(625,066)
Common stock issued to Globe then returned to treasury (in shares)																							(500,000)
Common stock issued to Globe then returned to treasury	(12,500)																						(500)																			(12,000)
Compensation cost for option price reduction																																										50,000
Net Income (Loss)	(598,302)																																																													(598,302)
Ending Balance at Dec. 31, 2006	(1,427,270)																				1,000		145,460																			13,160,815																				(14,727,545)
Ending Balance (in shares) at Dec. 31, 2006																					1,000,000		145,460,798
Stock compensation	223,246																																									223,246
Stock issued (in shares)																														1,225,000		845,000
Stock issued								390,000		300,000																				1,225		845																388,775		299,155
Options exercised (in shares)																							125,000
Options exercised	10,000																						125																			9,875
Exercise of Warrants (in shares)																							345,662
Exercise of Warrants	6,914																						346																			6,568
Stock issued (in shares)																																							8,273,788
Stock issued																	3,309,515																						8,274																			3,301,241
Issuance of restricted stock (in shares)																							40,000
Issuance of restricted stock	10,000																						40																			9,960
Net Income (Loss)	(4,475,017)																																																													(4,475,017)
unknown	(7,000)
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20) (in shares)																							(138,187,826)
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20)																							(138,188)																			138,188
Ending Balance at Dec. 31, 2007	(1,645,612)																				1,000		18,127																			17,537,824																				(19,202,563)
Ending Balance (in shares) at Dec. 31, 2007																					1,000,000		18,127,422
Stock compensation	342,801																																									342,801
Stock issued (in shares)																														1,419,704		4,720,978		271,491
Stock issued								259,920		304,823	133,030																			1,419		4,722		271														258,501		300,101		132,759
Options exercised (in shares)																							2,300,000
Options exercised	397,617																						2,300																			395,317
Stock issued (in shares)																																							43,600
Stock issued																	12,208																						44																			12,164
Net Income (Loss)	(1,335,154)																																																													(1,335,154)
Ending Balance at Dec. 31, 2008	(1,740,143)																				1,000		26,883																			18,769,691																				(20,537,771)
Ending Balance (in shares) at Dec. 31, 2008																					1,000,000		26,883,195
Stock compensation	342,801																																									342,801
Stock issued (in shares)																						1,500,000										7,954,424		271,491				2,049,704
Stock issued										1,503,705	133,030				589,220	268,500						1,500										7,954		271				2,049												1,495,751		132,759				587,171	268,500
Options exercised (in shares)																							6,751,250
Options exercised	2,374,540																						6,751																			2,367,789
Stock issued (in shares)																																							43,600
Stock issued																	12,208																						44																			12,164
Acquired deficit of former Minority interest now Owned 100%	(209,776)																																									(209,776)
Net Income (Loss)	(2,463,751)																																																													(2,463,751)
Ending Balance at Dec. 31, 2009	(448,786)																				1,500		35,198																			22,515,983																				(23,001,468)
Ending Balance (in shares) at Dec. 31, 2009																					1,500,000		35,197,891
Stock issued (in shares)																														2,194,891		4,810,287		799,441
Stock issued								560,772		1,529,991	530,838																			2,194		4,810		799														558,578		1,525,181		530,039
Options exercised (in shares)																							150,000
Options exercised	37,500																						150																			37,350
Exercise of Warrants (in shares)																							117,400
Exercise of Warrants	58,700																						117																			58,583
Treasury Stock	(969)																																																														(969)
Net Income (Loss)	(2,615,044)																																																													(2,615,044)
Ending Balance at Dec. 31, 2010	(347,080)																				1,500		42,870																			25,226,031																				(25,616,512)	(969)
Ending Balance (in shares) at Dec. 31, 2010																					1,500,000		42,869,909
Stock issued (in shares)																														1,513,943		656,015		3,191,367
Stock issued								481,100		202,571	895,222																			1,514		656		3,191														479,586		201,915		892,031
Options exercised (in shares)																							6,668,000
Options exercised	1,679,420																						6,668																			1,672,752
Preferred stock forfeited (in shares)																					(500,000)
Preferred stock forfeited																					(500)																					500
From convertible debt beneficial conversion feature	94,624																																									94,624
Treasury Stock (in shares)																							(169,628)
Treasury Stock	800																						(169)																																								969
Issuance of options																		896,059																																									896,059
Net Income (Loss)	(4,218,279)																																																													(4,218,279)
Ending Balance at Dec. 31, 2011	$ (315,563)																				$ 1,000		$ 54,730																			$ 29,463,498																				$ (29,834,791)
Ending Balance (in shares) at Dec. 31, 2011																					1,000,000		54,729,606